FAIR VALUE MEASUREMENT	12 Months Ended
Apr. 30, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT

The Plan follows the guidance of Accounting Standards Codification ("ASC") 820, Fair Value Measurement, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs within the fair value hierarchy are as follows:

Level 1 – Inputs are quoted prices in active markets for identical assets or liabilities that the Plan can access at the measurement date.

Level 2 – Inputs are observable, either directly or indirectly, other than quoted prices included in Level 1. These may include quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets or liabilities in markets that are not active, or other market-corroborated inputs.

Level 3 – Inputs are unobservable and reflect the Plan’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

The following tables present the Plan’s assets measured at fair value as of April 30, 2025 and 2024, categorized by level within the fair value hierarchy. There were no transfers between levels of the fair value hierarchy during the years ended April 30, 2025 and 2024.

	Assets at Fair Value as of April 30, 2025
	Level 1	Level 2	Level 3	Total
Daktronics, Inc.* common stock	$22,219,583	$—	$—	$22,219,583
Mutual funds:
Equity	125,518,217	—	—	125,518,217
Fixed income	9,170,114	—	—	9,170,114
Balanced	74,469,923	—	—	74,469,923
	$231,377,837	$—	$—	$231,377,837
Investments measured at Net Asset Value (NAV)**:
Common collective trusts*:
Principal Stable Value Z Fund*				10,304,183
Principal/Blackrock S&P 500 Index CIT N Fund*				17,572,378
Total Investments at Fair Value				$259,254,398

	Assets at Fair Value as of April 30, 2024
	Level 1	Level 2	Level 3	Total
Daktronics, Inc.* common stock	$20,053,408	$—	$—	$20,053,408
Mutual funds:
Equity	118,400,972	—	—	118,400,972
Fixed income	6,471,064	—	—	6,471,064
Balanced	63,999,581	—	—	63,999,581
	$208,925,025	$—	$—	$208,925,025
Investments measured at Net Asset Value (NAV)**:
Common collective trusts*:
Principal Stable Value Z Fund*				9,121,101
Principal/Blackrock S&P 500 Index CIT N Fund*				14,381,614
Total Investments at Fair Value				$232,427,740

*Indicates a party-in-interest as defined under the Employee Retirement Income Security Act of 1974, as amended ("ERISA")

**Certain investments are measured at fair value using the net asset value (“NAV”) per share (or its equivalent) as a practical expedient. These investments have not been classified within the fair value hierarchy established by ASC 820. The fair value amounts presented in the accompanying table are included to facilitate reconciliation of the fair value hierarchy to the amounts reported in the Statement of Net Assets Available for Benefits.

Classification within the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement of the asset. For instruments classified as Level 1 or Level 2, fair value measurements rely primarily on observable market data, resulting in minimal judgment. Instruments classified as Level 3 involve significant management judgment due to the absence of observable market inputs.

The Plan periodically reviews and updates its fair value hierarchy classifications. Changes in the observability of inputs may result in reclassification between levels within the hierarchy.

The following describes the valuation techniques and inputs used for each major class of investment measured at fair value:

Daktronics, Inc. common stock: Fair value is based on quoted market prices in active markets for identical securities.

Mutual funds: Fair value is determined using the closing NAV per share as reported on the active market on the valuation date.

Common collective trusts: The Plan’s investment options include the Principal Stable Value Z Fund and the Principal/BlackRock S&P 500 Index CIT N Fund.

Principal Stable Value Z Fund: This fund invests in conventional and synthetic guaranteed investment contracts (“GICs”) issued by financial institutions, with excess cash held in cash equivalents. The fund seeks capital preservation and stable returns regardless of market volatility. Fair value is estimated using NAV as a practical expedient, which reflects the value of the underlying assets less liabilities. The NAV is not used if it is probable that the investment will be sold for an amount materially different from NAV. Participant transactions may occur daily. Full redemptions may be temporarily delayed by the issuer to ensure orderly liquidation. There are no current redemption restrictions or unfunded commitments.
Principal/BlackRock S&P 500 Index CIT N Fund: This index fund invests in equity securities of companies comprising the S&P 500 Index through one or more underlying collective investment funds managed by BlackRock Institutional Trust Company, N.A. Fair value is determined using NAV as reported by the fund manager, based on recent transaction prices. The fund permits daily redemptions at NAV without advance notice.